SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade receivables	$ 161,373	$ 132,467
Less: allowance for credit losses	(12,664)	(2,052)	$ (1,722)	$ (1,843)
Total	$ 148,709	$ 130,415